Schedule of accounts and other receivables (Details) - USD ($)	Nov. 30, 2022	Aug. 31, 2022	Nov. 30, 2021	Aug. 31, 2021
Trade accounts receivable	$ 10,829,163	$ 9,750,619
Other receivables	8,122	9,028
Allowance for doubtful accounts	(1,405,638)	(1,355,638)	$ (1,084,305)	$ (1,084,305)
Total accounts and other receivables	$ 9,431,647	$ 8,404,009